COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(18)COMMITMENTS AND CONTINGENCIES

(a) Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of 12 to 58 months.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2017 are:

Minimum
Lease Payments Amount
RMB
Year ended March 31:
2018	14,078,048
2019	11,194,606
2020	11,056,698
2021	1,409,891
2022	—

37,739,243

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2015, 2016 and 2017 were RMB 14,096,009, RMB 12,803,338 and RMB 13,206,748 respectively.

(b) Purchase commitments

On August, 11, 2011, the Group entered into an agreement with a vender granting the Group a license to distribute the vendor’s test related products in Mainland China for 10 years. Each party may terminate this agreement at any time for any reason by giving the other party not less than twelve months written notice subject only that the earliest termination date may not be before the fifth anniversary of this agreement unless either party is in breach of this agreement. The future minimum payments under the non-cancelable purchase agreement as of March 31, 2017 are:

Required Payments Amount
RMB
Year ended March 31:
2018	4,838,400
2019	1,296,000

6,134,400

License fee for the non-cancelable purchase agreement for the years ended March 31, 2015, 2016 and 2017 were RMB 2,282,288, RMB 2,642,777 and RMB 3,485,967 respectively.